Sales - Trade receivables - Short-term and long-term - Tabular disclosure (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Net trade receivables	€ 5,899	€ 5,320	€ 5,295
o/w short-term trade receivables	5,656	5,044
o/w long-term trade receivables	€ 243	€ 276